UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [  ];     Amendment Number: ___
   This Amendment (Check only one):
     [   ] is a restatement.
     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CBM Capital, Inc.
Address:  645 Madison Avenue, 6th Floor
          New York, NY 10022

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence S. Pidgeon
Title:    President
Phone:    (212) 404-4646

Signature, Place, and Date of Signing:

/s/ Lawrene S. Pidgeon   Rancho Sante Fe, California   February 8, 2012
----------------------   ---------------------------   ----------------
[Signature]             [City, State]                  [Date]

Report Type (Check only one.):
[  X  ]   13F HOLDINGS REPORT. (Check here if all holdings of this
          reporting manager are reported in this report.)

[     ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $369,704  (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number
Name:  CBM Management, L.P.
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                                  FORM 13F INFORMATION TABLE



Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None
AARONS INC                    COM PAR $0.50    002535300   38,377  1,438,421  SH         DEFINED   1                   1,438,421
AMERICAN EXPRESS CO           COM              025816109    1,077     22,840  SH         DEFINED   1                      22,840
ANIXTER INTL INC              COM              035290105      522      8,750  SH         DEFINED   1                       8,750
BED BATH & BEYOND INC         COM              075896100  100,453  1,732,838  SH         DEFINED   1                   1,732,838
BERKSHIRE HATHAWAY INC DEL    CL A             084670108      230          2  SH         DEFINED   1                           2
CARMAX, INC                   COM              143130102      509     16,711  SH         DEFINED   1                      16,711
COMCAST CORP NEW              CL A             20030N101    6,342    267,500  SH         DEFINED   1                     267,500
CONOCOPHILLIPS                COM              20825C104    4,379     60,100  SH         DEFINED   1                      60,100
COSTCO WHSL CORP NEW          COM              22160K105   33,333    400,057  SH         DEFINED   1                     400,057
HOME DEPOT INC                COM              437076102   88,213  2,098,300  SH         DEFINED   1                   2,098,300
LOWES COS INC                 COM              548661107   29,390  1,158,000  SH         DEFINED   1                   1,158,000
MICROSOFT CORP                COM              594918104    3,115    120,000  SH         DEFINED   1                     120,000
SEARS HLDGS CORP              COM              812350106    1,113     35,019  SH         DEFINED   1                      35,019
US BANCORP DEL                COM NEW          902973304   21,824    806,800  SH         DEFINED   1                     806,800
WELLS FARGO & CO NEW          COM              949746101   40,827  1,481,383  SH         DEFINED   1                   1,481,383